ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,565,139	$ 226,924	¥ 955,572	¥ 335,255
Adjustments to reconcile net income to net cash used in operating activities:
Sharebase compensation charges	1,000,869	145,112	9,884	923
Change in fair value of convertible senior notes	12,083	1,752	(327,762)	1,202,082
Share of income from subsidiaries	(193,708)	(28,085)	(59,809)	52,706
Exchange loss	(1,025,891)	(148,741)	355,499	336,523
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets	(277,283)	(40,201)	(208,125)	(1,112,029)
Decrease in other non-current assets	(3,417)	(495)	(104,027)	0
Decrease in due to a related party	3,829	555	0	(749)
Net cash (used in)/provided by operating activities	(5,800,784)	(841,035)	430,646	591,486
Cash flows from investing activities:
Net cash used in investing activities	(12,272,387)	(1,779,329)	(11,309,233)	(4,918,690)
Cash flows from financing activities:
Proceeds from exercise of share options	5,000	729	10,185	114,758
Net cash provided by financing activities	20,018,922	2,902,472	12,017,851	6,297,279
Effect of foreign exchange rate changes on cash and cash equivalents	227,957	33,050	(116,790)	(169,261)
Net increase in cash and cash equivalents	2,173,708	315,158	1,022,474	1,800,814
Cash, cash equivalents, and restricted cash, beginning of the year	9,097,246	1,318,977	8,074,772	6,273,958
Cash, cash equivalents, and restricted cash, end of the year	11,270,954	1,634,135	9,097,246	8,074,772
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period			1,169	9,143
Conversion of convertible senior notes to ordinary shares			340,330
Receivables related to At-The-Market offering				641,065
Capped Call Options
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of call option	0	0	136,121	(476,290)
Reportable Legal Entities | Parent Company
Cash flows from operating activities:
Net income	620,506	89,966	721,018	230,385
Adjustments to reconcile net income to net cash used in operating activities:
Sharebase compensation charges	579,368	84,000
Change in fair value of convertible senior notes	12,083	1,752	(327,762)	1,202,082
Change in fair value of call option			136,121	(476,290)
Share of income from subsidiaries	(1,264,720)	(183,368)	(512,873)	(1,015,006)
Guarantee income				(5,064)
Exchange loss	18,586	2,694	14,085	73,716
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	1,465,778	212,518	6,088	592,425
Decrease in due from a related party	3,292	477
(Increase)/decrease in other current assets	(1,279)	(186)	165	(9,437)
Decrease in other non-current assets			11,181
Decrease in due to subsidiaries	(1,445,183)	(209,532)	(117)	(658,106)
Decrease in due to a related party	(12,142)	(1,760)
Increase/(decrease) in other current liabilities	(6,403)	(928)	1,978	9,773
Net cash (used in)/provided by operating activities	(30,114)	(4,367)	49,884	(55,522)
Cash flows from investing activities:
Cash collection for loans from subsidiaries	735,673	106,662
Cash paid for loans to subsidiaries	(289,620)	(41,991)	(1,262,124)
Net cash used in investing activities	446,053	64,671	(1,262,124)
Cash flows from financing activities:
Proceeds from exercise of share options	5,024	729	10,185	114,758
Proceeds from exercise of call option			621,059
Proceeds from issuance of ordinary shares			641,065
Repurchase of shares				(29,294)
Net cash provided by financing activities	5,024	729	1,272,309	85,464
Effect of foreign exchange rate changes on cash and cash equivalents	36,710	5,323	(44,809)	(14,992)
Net increase in cash and cash equivalents	457,673	66,356	15,260	14,950
Cash, cash equivalents, and restricted cash, beginning of the year	34,767	5,041	19,507	4,557
Cash, cash equivalents, and restricted cash, end of the year	492,440	71,397	34,767	19,507
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period			1,169	9,143
Conversion of convertible senior notes to ordinary shares			¥ 340,330
Transfer receivable due from subsidiaries to investments in subsidiaries	¥ 1,160,000	$ 168,184
Receivables related to At-The-Market offering				¥ 641,065